Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 10. Stock-Based Compensation

The shareholders approved a stock option plan on August 6, 2013, the 2013 Equity Incentive Plan (“2013 Plan”). The 2013 Plan is for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalents, cash bonuses and other stock-based awards to employees, directors and consultants of the Company.

There have been no options issued in the six months ended June 30, 2019 and 2018 and there are no options outstanding as at June 30, 2019.

In March 2018 the Company adopted an Equity Incentive Plan (“the 2018 Plan”) to provide additional incentives to the employees, directors and consultants of the Company to promote the success of the Company’s business. During the six months ended June 30, 2019, no common stock of the Company was issued under the 2018 Plan.

Note 10. Stock-Based Compensation

The shareholders approved a stock option plan on August 6, 2013, the 2013 Equity Incentive Plan (“2013 Plan”). The 2013 Plan is for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalents, cash bonuses and other stock-based awards to employees, directors and consultants of the Company. Following the reorganization in August 2017, all outstanding employee stock options were forfeited under the rules of the Plan.

There have been no options issued in the years ended December 31, 2017 and 2018.

A summary of the 2013 Plan options for the twelve months ended December 31, 2017, is as follows:

		Weighted Average
	Number of Options	Exercise Price

Outstanding at January 1, 2017	141,250	$14.83
Forfeited	(141,250)	22.61
Outstanding at December 31, 2017	—	N/A

During the year ended December 31, 2018 there was no stock option activity relating to the 2013 Plan.

Prior to the 2013 Plan the Company issued stock options to employees under other stock plans.

A summary of the Company’s other stock options for the year ended December 31, 2017, is as follows:

		Weighted Average
	Number of Options	Exercise Price

Outstanding at January 1, 2017	145,950	$3.18
Forfeited	(145,950)	22.61
Outstanding at December 31, 2017	—	N/A

During the year ended December 31, 2018 there was no stock option activity relating to other stock plans.

In March, 2018 the Company adopted an Equity Incentive Plan (“the 2018 Plan”) to provide additional incentives to the employees, directors and consultants of the Company to promote the success of the Company’s business. During the year ended December 31, 2018, no common stock of the Company was issued under the 2018 Plan.